STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Common Stock Options
Beginning balance (in shares)	17,137,358	18,915,358	18,915,358
Granted (in shares)	5,730,000	0
Exercised (in shares)	0	150,000
Forfeited (in shares)	(11,664,657)	(439,085)
Ending balance (in shares)	11,202,701	18,626,273	17,137,358	18,915,358
Exercisable (in shares)	5,445,414	7,394,683
Vested and expected to vest (in shares)	11,202,701	18,626,273
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 10.48	$ 9.10	$ 9.10
Granted (in dollars per share)	3.98	0
Exercised (in dollars per share)	0	0.68
Forfeited (in dollars per share)	13.13	5.39
Ending balance (in dollars per share)	4.40	9.22	$ 10.48	$ 9.10
Exercisable (in dollars per share)	4.70	6.08
Vested and expected to vest (in dollars per share)	$ 4.40	$ 9.22
Weighted Average Remaining Contractual Life (in years)
Outstanding (in years)	6 years	6 years 9 months 18 days	6 years 4 months 24 days	7 years 3 months 18 days
Granted (in years)	6 years 6 months
Exercisable (in years)	5 years 2 months 12 days	5 years 8 months 12 days
Vested and expected to vest (in years)	6 years	6 years 9 months 18 days
Aggregate intrinsic Value (in thousands)
Outstanding	$ 272	$ 2,054	$ 1,156	$ 47,792
Exercisable	272	2,054
Vested and expected to vest	$ 272	$ 2,054